Consolidated Statements of Cash Flow - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net income		$ 694	$ 622	$ 1,524	$ 1,285
Adjustments for the following items:
Depreciation		500	566	1,007	1,090
Finance costs, net		100	86	194	197
Impairment (reversals) charges (notes 9b and 13)		2	23	(87)	(313)
Income tax expense (note 10)		343	258	717	644
Income from investment in equity investees		(104)	(61)	(207)	(115)
Loss (gain) on sale of non-current assets		(7)	8	(10)	(52)
Loss on currency translation		7	2	11	18
Change in working capital (note 11)		(197)	(8)	(249)	(314)
Other operating activities (note 11)		(76)	25	(116)	106
Operating cash flows before interest and income taxes		1,262	1,521	2,784	2,546
Interest paid		(131)	(130)	(153)	(154)
Income taxes paid	[1]	(492)	(360)	(690)	(472)
Net cash provided by operating activities		639	1,031	1,941	1,920
Investing Cash Flows – Other Items
Capital expenditures (note 5)		(658)	(509)	(1,197)	(960)
Sales proceeds		1	9	5	16
Investment sales		0	206	0	206
Divestitures (note 4)		19	0	19	256
Dividends received from equity method investments		35	29	161	54
Shareholder loan repayments from equity method investments		0	1	1	1
Net cash used in investing activities		(603)	(264)	(1,011)	(427)
Financing Cash Flows – Other Items
Lease repayments		4	7	10	12
Debt repayments		0	0	(7)	(351)
Dividends		(159)	(124)	(317)	(246)
Return of capital (note 16)		250	0	250	0
Funding from non-controlling interests (note 17)		6	0	12	1
Disbursements to non-controlling interests (note 17)		(206)	(217)	(471)	(434)
Other financing activities (note 11)		43	0	64	(15)
Net cash used in financing activities		(570)	(348)	(979)	(1,057)
Effect of exchange rate changes on cash and equivalents		0	(3)	(1)	(7)
Net increase (decrease) in cash and equivalents		(534)	416	(50)	429
Cash and equivalents at the beginning of period		5,672	3,327	5,188	3,314
Cash and equivalents at the end of period		$ 5,138	$ 3,743	$ 5,138	$ 3,743

[1]	Income taxes paid excludes $57 million (2020: $45 million) for the three months ended June 30, 2021 and $93 million (2020: $69 million) for the six months ended June 30, 2021 of income taxes payable that were settled against offsetting VAT receivables.